BANK AND OTHER BORROWINGS (Schedule of Bank and Other Borrowings) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Total bank and other borrowings	¥ 993,945	$ 152,767	¥ 860,675
Short-term	512,222	78,727	562,372
Long-term, current portion	197,139	30,300	82,632
Total	709,361	109,027	645,004
Long-term, non-current portion	¥ 284,584	$ 43,740	¥ 215,671